SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                                    Suite 350
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184

                                                    November 12 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:   AllianceBernstein Municipal Income Fund, Inc. -
            AllianceBernstein High Income Municipal Portfolio
            File Nos. 033-07812 and 811-04791
            --------------------------------------------------

Dear Sir or Madam:

          Attached herewith please find Post-Effective Amendment No. 41 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 43 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Municipal Income Fund, Inc. We are making this filing for the purpose of registering a new portfolio, the AllianceBernstein High Income Municipal Portfolio and to comply with the amendments to Form N-1A adopted in Release No. IC - 28584 (January 13, 2009).

          Please call me at the above-referenced number if you have any questions regarding the attached.


                                                    Sincerely,

                                                    /s/ Young Seo
                                                    -------------
                                                        Young Seo


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